Loan Sales (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loan Sales
Summary of cash flows between the Company and transferees upon sale of mortgage loans in transactions

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Cash flows:
Proceeds from sales	$4,634,607	$1,645,277	$8,695,704	$2,458,405
Servicing fees received	$12,402	$2,541	$21,701	$4,387
Net servicing (advances) recoveries	$(78)	$(574)	$3,658	$(1,182)
Quarter-end information:
Unpaid principal balance of loans outstanding at period-end	$16,408,013	$2,957,747	$16,408,013	$2,957,747
Loans delinquent 30-89 days	$204,998	$24,824	$204,998	$24,824
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$63,049	$6,551	$63,049	$6,551

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Cash flows:
Proceeds from sales	$9,123,645	$655,724	$56,332
Service fees received	$14,976	$11,485	$10,334
Net servicing advances	$7,818	$538	$829
Year-end information:
Unpaid principal balance of loans outstanding at period-end	$9,847,509	$696,521
Loans delinquent 30-89 days	$137,827	$5,272
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$54,795	$813